Cash and Short Term Deposits (Details) - USD ($)		Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Total cash and cash equivalents						$ 184,732,364
Cash and Cash Equivalents [member]
Statement Line Items [Line Items]
Cash and bank balances		$ 160,742,490	[1]	$ 167,767,393	[1]	159,478,364
Deposits with original maturities of three months or less		12,935,112		24,692,474		25,254,000
Deposits with original maturities of over three months and less than one year	[2]	145,034,321		119,753,220
Total cash and cash equivalents		$ 318,711,923		$ 312,213,087		$ 184,732,364

[1]	This item includes cash with an amount of USD 5,400,000 placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders' obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2019: USD Nil).
[2]	This item includes a deposit with an amount of USD 5,000,000 (31 December 2019: USD Nil) placed in favor of the Group as collateral against reinsurance arrangements.